American Depositary Shares ("ADS") Plan (Details) - shares	1 Months Ended
	Sep. 30, 2015	Dec. 31, 2016
American Depositary Shares Plan (Textual)
Ordinary shares issued	4,000,000
Exercise of options and vesting of granted shares		2,615,215
2004 Plan and 2014 Plan [Member]
American Depositary Shares Plan (Textual)
Exchanged received	800,000